Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Components of Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2017	2016

Trade receivables	$194.5	$169.6
Other receivables and advances	5.9	4.8
Provision for doubtful trade debts	(0.9)	(1.1)

Total accounts and other receivables	$199.5	$173.3

Provision for Doubtful Trade Debts

The following are changes in the provision for doubtful trade debts:

	31 March
(Millions of US dollars)	2017	2016	2015

Balance at beginning of period	$1.1	$0.8	$1.0
Adjustment to provision	(0.1)	0.5	(0.1)
Write-offs, net of recoveries	(0.1)	(0.2)	(0.1)

Balance at end of period	$0.9	$1.1	$0.8